Called up share capital (Details) £ / shares in Units, £ in Millions		1 Months Ended	12 Months Ended
	Mar. 05, 2019 GBP (£) £ / shares shares	Feb. 28, 2019 shares	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2020 EUR (€) shares	Mar. 31, 2021 £ / shares	Mar. 31, 2021 EUR (€) shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance | €			€ 4,797,000,000
Ending balance | €			€ 4,797,000,000	€ 4,797,000,000
Reissue of treasury shares | shares		799,100,000
Bonds are convertible to ordinary shares | shares	1,426,793,872
Conversion price per share | £ / shares	£ 1.2055
2 year maturity date in 2021
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Subordinated mandatory convertible bonds | £	£ 1,720
3 year maturity date due in 2022
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Subordinated mandatory convertible bonds | £	£ 1,720
Ordinary shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance (in shares) | shares			28,815,914,978	28,815,258,178
Allotted during the year (in shares) | shares			920,800	656,800
Ending balance (in shares) | shares			28,816,835,778	28,815,914,978
Beginning balance | €			€ 4,797,000,000	€ 4,796,000,000
Allotted during the year | €			0	1,000,000
Ending balance | €			€ 4,797,000,000	€ 4,797,000,000
Number of treasury shares held | shares				2,043,750,434		592,642,309
Nominal value of treasury shares | €				€ 340,000,000		€ 99,000,000
Market value of treasury shares | €				€ 2,610,000,000		€ 918,000,000
Reissue of treasury shares | shares			63,830,400	49,629,851
Ordinary shares | Tranche 1
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Reissue of treasury shares | shares			1,426,788,937
7% cumulative fixed rate shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Other movements | €			€ 50,000	€ 50,000
Nominal value per share | £ / shares					£ 1